Summary of Activity, Pricing and Other Information for Time Vested Stock Based Award Activity (Detail) (2003 Stock Option Plan, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	3,870,152
Aggregate Intrinsic Value, Exercisable	$ 137,500,000	$ 63,000,000	$ 19,000,000
Time Vested Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, beginning of period	575,025
Number of Options, Granted
Number of Options, Exercised	(237,550)
Number of Options, Forfeited
Number of Options, Outstanding, end of period	337,475
Number of Options Exercisable at end of period	337,475
Weighted-Average Exercise Price Per Option, Outstanding, beginning of period	$ 10.33
Weighted-Average Exercise Price Per Option, Granted
Weighted-Average Exercise Price Per Option, Exercised	$ 8.44
Weighted-Average Exercise Price Per Option, Forfeited
Weighted-Average Exercise Price Per Option, Outstanding, end of period	$ 11.66
Weighted-Average Exercise Price Per Option, Exercisable	$ 11.66
Weighted-Average Remaining Contractual Term, Outstanding, years	1 year 9 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable, years	1 year 9 months 18 days
Aggregate Intrinsic Value, Outstanding	43,942,620
Aggregate Intrinsic Value, Exercisable	$ 43,942,620